Income tax - Reconciliation of expected income tax to actual income tax expense (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2020 CNY (¥) ¥ / shares	Mar. 31, 2019 CNY (¥) ¥ / shares	Mar. 31, 2018 CNY (¥) ¥ / shares
Income tax
Income before income tax expense	$ 81,743	¥ 578,812	¥ 356,461	¥ 303,535
Computed "expected" tax expense	20,436	144,703	89,115	75,884
PRC dividend withholding tax	636	4,500
Preferential tax rates	(9,968)	(70,580)	(51,428)	(49,093)
Others	4	26	890	2,855
Total income tax expense	$ 14,276	¥ 101,084	¥ 61,260	¥ 62,656
Impact of preferential tax rates for both basic and diluted per share | (per share)	$ 0.08	¥ 0.58	¥ 0.42	¥ 0.43
Hong Kong
Income tax
Non-PRC entities not subject to income tax	$ 2	¥ 11	¥ 16	¥ 11
Total income tax expense		0	0	0
British Virgin Islands
Income tax
Non-PRC entities not subject to income tax	470	3,328	14,154	14
Cayman Islands
Income tax
Non-PRC entities not subject to income tax	$ 2,696	¥ 19,096	¥ 8,513	¥ 32,985